INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES
Raw materials	$ 694,043	$ 500,263	$ 301,693
Work in progress			2,435
Finished goods	145,429	118,387	14,007
Total inventory	839,472	618,650	318,135
Research and development supplies	167,378	671,845	1,274,653
Inventory expensed to cost of goods sold	$ 446,239	$ 458,436	$ 366,258